AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.2%
Alabama - 1.6%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$18,565	$22,272,430
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	2,500	3,642,275
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	21,150	24,422,751

		50,337,456

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	515	580,899
Series 2015A
6.625%, 9/01/35	7,095	7,659,975

		8,240,874

Arizona - 0.8%
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/40 (a)	2,865	3,109,098
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	10,690	11,671,128
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	2,170	2,495,674
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,551,798
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	1,780	1,962,183
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46 (a)	3,000	3,184,845
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	1,225	1,410,379

		25,385,105

	Principal Amount (000)	U.S. $ Value
Arkansas - 0.2%
Arkansas Development Finance Authority (Big River Steel LLC)
4.50%, 9/01/49 (b)	$6,350	$6,892,671

California - 8.8%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,588,616
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,950,450
California Educational Facilities Authority (Leland Stanford Junior University (The))
Series 2007T
5.00%, 3/15/39	14,035	20,919,729
Series 2016U
5.00%, 6/01/46	7,545	11,776,161
Series 2019V
5.00%, 5/01/49	12,500	19,867,875
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (a)(b)	2,380	2,613,454
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35	2,000	2,213,640
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,058,800
6.875%, 1/01/42 (a)(b)	3,500	3,718,610
Series 2014
5.00%, 1/01/35 (a)	1,050	1,064,123
5.25%, 1/01/45 (a)	2,025	2,057,724
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
5.00%, 12/31/47	3,000	3,609,570
Series 2018A
5.00%, 12/31/43	2,000	2,420,580
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,764,261
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (a)	3,800	4,255,202
7.25%, 6/01/43 (a)	6,565	7,370,066

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	$3,180	$3,396,176
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	11,865	12,726,280
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40 (a)(b)	515	540,075
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)(b)	2,045	2,138,845
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)
Series 2016A
5.00%, 7/01/46-7/01/51 (b)	5,250	5,908,613
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	1,165	1,255,509
California School Finance Authority (Kipp SoCal Public Schools)
Series 2014A
5.125%, 7/01/44	2,850	3,188,694
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (b)	1,000	1,131,440
6.75%, 8/01/44 (b)	6,180	6,996,378
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	8,995	179,900
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,188,860
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,791,530
California Statewide Communities Development Authority (Loma Linda University Medical Center)
5.25%, 12/01/48 (b)	6,080	7,163,760
Series 2016A
5.00%, 12/01/41-12/01/46 (b)	7,945	8,985,682

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	$3,950	$4,408,160
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,005	4,376,103
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32	1,000	1,089,130
6.00%, 10/01/47	1,000	1,089,620
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,036,580
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	56,635	58,058,804
Norco Community Redevelopment Agency Successor Agency
Series 2010
6.00%, 3/01/36 (a)	450	461,142
San Diego Unified School District/CA
Series 2010C
Zero Coupon, 7/01/46-7/01/47	18,750	9,144,984
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,429,640
Series 2014B
5.25%, 1/15/44	4,000	4,573,160
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36 (a)	3,600	3,605,616
University of California
Series 2016A
5.00%, 5/15/32 (f)	10,000	11,393,100
University of California CA Revenues
5.00%, 5/15/33 (f)	9,000	10,246,770
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (a)	5,900	6,458,671

		279,781,333

Colorado - 1.2%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,730	6,111,561
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,354,525

	Principal Amount (000)	U.S. $ Value
Clear Creek Station Metropolitan District No. 2
Series 2017A
5.00%, 12/01/47 (a)	$1,000	$1,052,440
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	936,147
5.125%, 11/01/49	765	807,266
Colorado Health Facilities Authority
Series 2012
5.00%, 12/01/42	2,690	2,970,970
Series 2013
5.25%, 1/01/40	5,795	6,551,595
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
4.00%, 8/01/38	735	826,860
5.00%, 8/01/44	2,660	3,241,449
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)(b)	1,750	1,876,560
6.25%, 12/01/50 (a)(b)	1,000	1,076,200
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (a)	1,000	1,051,120
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	623,478
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40 (a)	1,233	1,250,262
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,000	1,051,850
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/45 (a)	1,610	1,685,638
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/47 (a)	2,000	2,068,740
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	2,550	2,611,175

		37,147,836

Connecticut - 1.1%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (f)	7,850	8,864,612
Series 2016A
5.00%, 3/15/32	7,630	9,148,828
Series 2017A
5.00%, 4/15/32-4/15/35	8,150	9,901,594

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 4/15/37	$3,885	$4,769,692
Series 2018E
5.00%, 9/15/37	1,000	1,236,070

		33,920,796

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	609,270

District of Columbia - 0.7%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,262,620
District of Columbia (Freedom Forum, Inc. (The))
NATL
6.00%, 8/01/38	4,300	4,300,000
NATL Series 2002B
5.98%, 8/01/37	600	600,000
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,857,026
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	4,242,292
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	6,800	7,969,316

		23,231,254

Florida - 4.6%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46 (a)	4,065	4,620,868
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,551,160
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	2,090	2,184,677
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
6.00%, 7/01/50 (a)(b)	1,550	1,707,868
Capital Trust Agency, Inc. (Aviva Senior Life)
Series 2017
5.00%, 7/01/46 (a)(b)	1,500	1,608,180

	Principal Amount (000)	U.S. $ Value
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	$5,230	$5,788,878
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,611,825
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,725,413
County of Palm Beach FL (Provident Group-PBAU Properties LLC)
5.00%, 4/01/39-4/01/51 (b)	2,470	2,758,679
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	18,130	17,268,462
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.)
5.00%, 3/01/44-3/01/49	2,240	2,686,728
Martin County Health Facilities Authority
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,907,759
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	6,710	6,829,237
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,840,087
Series 2014
5.00%, 11/15/39-11/15/44	14,850	16,731,640
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	25,135	28,936,020
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017A
5.00%, 1/01/47-1/01/52	6,950	7,650,198
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/35	8,000	9,814,560
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,252,564

		147,474,803

Georgia - 0.4%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group)
Series 2017
5.00%, 8/01/47	2,650	3,110,252

	Principal Amount (000)	U.S. $ Value
Municipal Electric Authority of Georgia
5.00%, 1/01/49	$4,000	$4,644,560
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,680,600

		13,435,412

Guam - 0.1%
Guam Department of Education (Guam Department of Education COP)
Series 2010A
6.875%, 12/01/40	910	939,557
Territory of Guam
5.00%, 11/15/31	1,040	1,226,420

		2,165,977

Idaho - 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,277,600

Illinois - 13.4%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	5,231,200
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	17,094,640
Series 2016A
7.00%, 12/01/44	3,095	3,771,381
Series 2017A
7.00%, 12/01/46 (b)	4,975	6,323,722
Series 2017B
6.75%, 12/01/30 (b)	11,365	14,686,649
7.00%, 12/01/42 (b)	2,400	3,065,880
Series 2017C
5.00%, 12/01/34	5,055	5,769,019
Series 2017G
5.00%, 12/01/44	8,150	9,112,026
Series 2018A
5.00%, 12/01/28-12/01/33	11,150	13,042,178
Series 2018C
5.00%, 12/01/26	4,900	5,676,601
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/36	5,000	6,165,550
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,326,527
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,371,550
Series 2014
5.25%, 12/01/49	8,000	9,074,320

	Principal Amount (000)	U.S. $ Value
City of Chicago IL
Series 2012A
5.00%, 1/01/34	$695	$729,423
Series 2014A
5.00%, 1/01/23-1/01/36	2,485	2,698,452
Series 20152
5.00%, 1/01/25	400	452,220
Series 2015A
5.50%, 1/01/33	1,000	1,137,580
Series 2016C
5.00%, 1/01/38	590	657,644
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(g)	7,950	6,952,275
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	617	617,668
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/32 (h)	5,145	6,325,109
5.00%, 2/15/34	3,000	3,652,770
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47-2/15/50	2,790	3,171,978
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/36	4,695	4,708,475
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,408,498
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42 (a)	7,525	7,812,756
5.75%, 5/15/46 (a)	4,740	4,930,074
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	18,547,460
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 5/15/48 (a)	4,344	3,889,995
6.44%, 5/15/55 (a)	8,560	7,663,920
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(g)	2,277	68,287
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,112,375
Series 2015
5.25%, 5/15/50	2,300	2,466,842

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	$1,075	$1,228,940
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	5,097,690
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	26,252,322
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/41-12/15/51	49,175	19,440,894
Series 2012B
4.25%, 6/15/42	1,000	1,016,450
Series 2017A
5.00%, 6/15/57	12,475	13,990,463
Series 2017B
Zero Coupon, 12/15/54	8,000	2,167,520
State of Illinois
Series 2014
5.00%, 5/01/29-5/01/36	30,065	33,034,549
Series 2016
5.00%, 2/01/25-11/01/35	43,000	49,570,950
Series 2017A
5.00%, 12/01/34	6,800	7,849,716
Series 2017D
5.00%, 11/01/24-11/01/28	22,035	25,622,728
Series 2018A
5.00%, 10/01/28-5/01/30	10,520	12,501,076
Series 2018B
5.00%, 10/01/24	5,000	5,611,450
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016A
4.50%, 3/01/33 (a)	9,855	10,071,416
Series 2016B
7.00%, 3/01/33 (a)	4,291	4,378,837
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	2,635	2,750,202
5.00%, 3/01/36 (a)	8,969	9,548,218
Series 2015B
6.00%, 3/01/36 (a)	2,854	3,105,066

		425,953,531

Indiana - 2.0%
Indiana Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017
5.00%, 8/15/51	3,715	4,314,676

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	$8,010	$8,302,775
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,834,222
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,952,210
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	24,828,757
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	15,145	15,642,513
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	2,000	2,161,140

		64,036,293

Iowa - 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,060	6,593,462
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	4,000	4,627,080

		11,220,542

Kansas - 0.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/43	7,500	9,030,750

Kentucky - 2.1%
Kentucky Economic Development Finance Authority
Series 2013
5.375%, 1/01/40	3,250	3,676,140
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/41-8/15/46	9,720	11,409,614
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44-8/01/49	11,490	13,997,248

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/45	$5,000	$5,937,900
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	7,765	8,167,693
5.50%, 11/15/45 (a)	2,350	2,477,770
Series 2016A
5.00%, 5/15/46-5/15/51 (a)	8,000	8,542,080
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,045	4,690,258
5.25%, 6/01/41	3,650	4,291,159
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50 (a)	2,650	2,853,918

		66,043,780

Louisiana - 1.5%
Calcasieu Parish Memorial Hospital Service District (Southwest Louisiana Healthcare System Obligated Group)
5.00%, 12/01/34 (i)	1,090	1,326,944
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41 (c)	5,775	5,913,369
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	7,625	8,598,026
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	5,000	5,975,150
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (a)	25	30,842
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (a)(c)(d)	7,250	73
Series 2014A
8.375%, 7/01/39 (a)(c)(d)	17,000	170

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2016A
5.00%, 7/01/51	$10,000	$11,569,200
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2017
5.00%, 5/15/42	5,000	5,885,400
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	2,350	2,734,601
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37 (a)	4,600	4,990,632

		47,024,407

Maine - 0.8%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	7,270	8,264,609
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,146,403
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	9,182,889

		26,593,901

Maryland - 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34 (a)	1,500	1,691,325
6.125%, 7/01/39 (a)	750	842,325
6.25%, 7/01/44 (a)	2,000	2,246,840
County of Frederick MD (Mount St. Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/37-9/01/45 (b)	2,885	3,266,025
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	6,051,935

		14,098,450

Massachusetts - 3.4%
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/33 (a)(b)	2,000	2,413,080

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/47	$16,595	$19,269,948
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/34-10/01/43	5,500	6,433,016
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/34-7/01/47	5,080	5,778,701
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,403,450
Series 2014
5.125%, 7/01/44	1,000	1,100,670
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37-10/01/57 (b)	6,000	6,642,600
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/36-7/01/44	10,430	12,629,375
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(j)	12,175	10,826,375
Series 2017A
7.75%, 12/01/44 (a)(b)	5,235	5,414,037
Massachusetts Port Authority
Series 2019A
5.00%, 7/01/36-7/01/38	16,600	20,935,597
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (f)	10,000	11,082,500

		107,929,349

Michigan - 3.2%
City of Detroit MI
5.00%, 4/01/37	1,700	1,912,296
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,425	1,500,682
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,385,715
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47-11/01/52 (a)	2,245	2,406,887

	Principal Amount (000)	U.S. $ Value
Great Lakes Water Authority Water Supply System Revenue
Series 2016B
5.00%, 7/01/46	$10,000	$11,832,800
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2014C-2
5.00%, 7/01/44	2,000	2,164,840
Series 2014C-6
5.00%, 7/01/33	2,750	3,162,830
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/29-7/01/30	2,400	2,814,646
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39-7/01/44	14,780	16,524,857
Michigan Finance Authority (Trinity Health Corp.)
Series 20162
5.00%, 12/01/45	3,000	3,529,710
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)(b)	3,785	4,005,616
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	9,370	10,683,393
Series 2014
7.50%, 12/01/25 (a)(b)	5,025	5,723,374
Series 2016
7.50%, 12/01/25 (a)(b)	2,890	3,334,395
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,850,502
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	23,470	23,587,819
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/46 (a)(b)	2,895	3,066,268

		102,486,630

Minnesota - 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.00%, 6/01/48-6/01/53 (a)	2,850	3,010,920
5.25%, 6/01/58 (a)	1,175	1,249,989

		4,260,909

	Principal Amount (000)	U.S. $ Value
Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36-9/01/46	$8,310	$9,616,482
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.)
4.00%, 1/01/37	465	526,152
5.00%, 1/01/35-1/01/36	1,465	1,756,030

		11,898,664

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	1,900	2,208,560
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,539,152
Series 2011
6.00%, 2/01/41	1,750	1,841,928
Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO)
Series 2018A
5.00%, 11/15/43	1,250	1,508,625
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax)
Series 2019A
5.25%, 12/01/48 (a)(b)	5,000	5,263,950
Kansas City Industrial Development Authority
5.00%, 7/01/40 (a)(b)	1,980	2,020,511
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)(j)	2,885	2,581,238
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	10,000	11,029,215

		27,993,179

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 9/01/37	1,500	1,650,525

	Principal Amount (000)	U.S. $ Value
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group)
Series 2014
5.00%, 5/15/44	$4,015	$4,467,932

		6,118,457

Nevada - 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	8,000	1,158,160
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,444,660
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 2/15/38 (a)(b)	1,635	1,895,946

		6,498,766

New Hampshire - 0.7%
New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)
Series 2019A
5.25%, 7/01/39 (a)(b)	445	485,935
5.625%, 7/01/46 (a)(b)	270	297,670
5.75%, 7/01/54 (a)(b)	680	749,183
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	10,000	11,936,500
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,923,877
Series 2016
5.00%, 1/01/46	4,285	4,883,272

		23,276,437

New Jersey - 7.6%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,963,350
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	5,900	6,682,517
Series 2014U
5.00%, 6/15/40	3,500	3,874,465
Series 2015W
5.25%, 6/15/40	5,000	5,705,450
Series 2017B
5.00%, 11/01/26	10,000	12,112,300

	Principal Amount (000)	U.S. $ Value
Series 2017D
5.00%, 6/15/42	$5,000	$5,804,950
Series 2018A
5.00%, 6/15/47	5,000	5,812,600
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	11,083,283
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	10,750	12,493,755
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	8,012,192
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	345	345,304
5.25%, 9/15/29	4,140	4,570,601
Series 2000B
5.625%, 11/15/30	4,525	5,261,942
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,393,375
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	22,140	26,577,211
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/46	2,190	2,569,199
Series 2013A
5.00%, 6/15/36	5,000	5,474,400
Series 2015A
5.00%, 6/15/45	1,000	1,116,000
Series 2018A
5.00%, 12/15/33-12/15/35	24,230	29,203,784
New Jersey Turnpike Authority
Series 2015E
5.00%, 1/01/45	18,000	20,819,700
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,785,476
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	52,440	58,652,042

		243,313,896

New Mexico - 0.7%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	7,225	7,243,641

	Principal Amount (000)	U.S. $ Value
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	$8,155	$8,888,705
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group)
Series 2019L
5.00%, 7/01/39-7/01/49	4,380	5,003,055

		21,135,401

New York - 5.7%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,400,638
5.50%, 11/01/44	2,875	3,111,641
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,112,596
5.625%, 6/15/34	1,235	1,355,017
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (a)(c)	5,000	4,983,200
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,598,211
Series 2016A
5.00%, 11/15/32	1,295	1,570,524
Series 2016B
5.00%, 11/15/37	13,265	16,088,190
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23 (a)	867	876,476
6.50%, 1/01/32 (a)	1,399	1,429,425
6.70%, 1/01/49 (a)	5,995	6,006,590
Series 2014B
5.50%, 7/01/20 (a)	208	208,105
Series 2014C
2.00%, 1/01/49 (a)(d)(e)(g)	1,933	314,114
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (f)	10,000	11,431,100
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (f)	18,640	20,938,057
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,062,051
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	9,500	10,611,595

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
5.00%, 10/01/45	$1,000	$1,580,970
Series 2018A
5.00%, 10/01/48 (h)	4,970	8,018,996
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	17,110	19,241,222
5.25%, 1/01/50	8,000	9,016,880
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	6,185	6,428,380
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,416,113
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	11,175	12,562,120
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	4,270	4,395,111
5.25%, 9/15/42-9/15/53 (a)	11,510	11,864,331
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	10,000	11,370,200

		181,991,853

North Carolina - 0.2%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	1,000	1,172,780
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	1,625	1,744,437
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41-9/01/46 (a)	2,250	2,429,578

		5,346,795

North Dakota - 0.3%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38 (a)(b)	3,650	3,583,643

	Principal Amount (000)	U.S. $ Value
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/43	$5,000	$5,736,600

		9,320,243

Ohio - 4.6%
Buckeye Tobacco Settlement Financing Authority
Zero Coupon, 6/01/52 (a)	122,225	5,228,786
Series 2007A-2
5.875%, 6/01/47	43,190	43,405,950
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,465	1,761,457
County of Cuyahoga/OH (MetroHealth System (The))
5.00%, 2/15/52	2,500	2,841,825
Series 2017
5.00%, 2/15/42	26,100	29,945,835
5.25%, 2/15/47	7,575	8,823,966
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	11,835	12,094,542
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,069,670
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	2,135	2,412,892
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.125%, 1/15/50 (a)	1,560	1,612,634
Series 20151
7.00%, 1/15/40 (a)	5,265	5,456,593
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (a)(e)(k)	8,065	8,226,300
Series 2009D
4.25%, 8/01/29 (a)	12,525	12,900,750
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	2,730	2,811,900
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	1,540	1,669,545
4.50%, 1/15/48 (a)(b)	2,625	2,849,516

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	$1,510	$1,555,300
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,080,570

		145,748,031

Oklahoma - 0.6%
Comanche County Memorial Hospital
5.00%, 7/01/22	500	535,900
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.50%, 8/15/57	11,290	13,740,720
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	3,875	4,268,390

		18,545,010

Oregon - 0.7%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44 (a)	2,750	3,017,740
5.50%, 10/01/49 (a)	5,650	6,212,457
Oregon St. Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (f)	10,000	11,572,600

		20,802,797

Pennsylvania - 3.5%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	3,070	3,455,899
Series 2018
5.00%, 5/01/42 (b)	2,325	2,641,084
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	11,665	13,551,545
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	4,170	4,218,372
Series 2012
5.25%, 1/01/32-1/01/41 (a)	3,720	3,865,985

	Principal Amount (000)	U.S. $ Value
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32	$1,000	$1,160,410
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
6.00%, 7/01/45 (a)	18,125	19,774,556
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,253,428
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A
3.25%, 8/01/39 (b)	1,640	1,646,626
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,940,515
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	13,864,424
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2017
5.00%, 5/01/41	1,000	1,198,450
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	2,010	2,408,643
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	2,665	2,957,617
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	1,300	1,378,169
6.50%, 6/01/45 (a)	2,390	2,543,510
6.625%, 6/01/50 (a)	3,870	4,132,425
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	12,395	12,791,374
Series 2016B
6.08%, 1/01/26 (b)	930	929,582
Series 2016C
Zero Coupon, 1/01/36 (b)	3,010	1,291,681
Series 2016D
Zero Coupon, 1/01/57 (b)	60,775	5,816,167

	Principal Amount (000)	U.S. $ Value
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	$5,635	$6,895,437

		112,715,899

Puerto Rico - 6.4%
Commonwealth of Puerto Rico
Series 2001A
5.125%, 7/01/31 (d)(e)	6,270	4,569,263
Series 2006A
5.25%, 7/01/23-7/01/24	2,260	1,649,800
Series 2006B
5.25%, 7/01/32 (d)(e)	740	540,200
Series 2008A
5.00%, 7/01/23	1,720	1,249,150
5.50%, 7/01/32 (a)	2,095	1,506,305
Series 2009C
6.00%, 7/01/39 (d)(e)	1,250	890,625
Series 2011A
5.75%, 7/01/41 (d)(e)	4,560	3,146,400
Series 2012A
5.125%, 7/01/37 (d)(e)	1,315	835,025
5.50%, 7/01/39 (d)(e)	10,275	6,601,687
Series 2014A
8.00%, 7/01/35 (d)(e)	24,830	13,749,612
AGC Series 2001A
5.50%, 7/01/29	745	840,837
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (a)	5,951	4,544,866
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38-7/01/44	4,725	4,784,063
6.125%, 7/01/24	1,785	1,909,950
Series 2012A
4.25%, 7/01/25	3,795	3,885,131
5.00%, 7/01/33	3,305	3,445,463
5.125%, 7/01/37	810	846,450
5.25%, 7/01/29-7/01/42	8,375	8,783,875
5.50%, 7/01/28	2,885	3,050,888
5.75%, 7/01/37	2,095	2,220,700
6.00%, 7/01/47	2,035	2,162,188
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (a)(d)(e)	10,045	8,010,887
Series 2010A
5.25%, 7/01/30 (a)	390	312,000
Series 2010C
5.00%, 7/01/24 (a)(d)(e)	1,530	1,224,000
5.25%, 7/01/27 (a)	2,000	1,600,000

	Principal Amount (000)	U.S. $ Value
Series 2010D
5.00%, 7/01/20-7/01/22 (a)	$2,270	$1,811,850
5.00%, 7/01/21 (a)(d)(e)	920	736,000
Series 2010X
5.25%, 7/01/40 (a)	1,295	1,036,000
Series 2010Z
5.25%, 7/01/19-7/01/24 (a)	4,850	3,862,850
Series 2012A
5.00%, 7/01/29 (a)	895	713,763
5.00%, 7/01/42 (a)(d)(e)	200	159,500
AGM Series 2007V
5.25%, 7/01/31	14,090	15,735,712
NATL Series 2007V
5.25%, 7/01/29-7/01/35	405	437,739
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	4,260	4,704,361
AGC Series 2007C
5.50%, 7/01/31	655	746,811
AGC Series 2007N
5.25%, 7/01/36	3,560	3,958,542
NATL Series 2005L
5.25%, 7/01/35	190	204,187
NATL Series 2007N
5.25%, 7/01/32	835	902,668
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	16,195	16,579,631
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,665,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46 (a)	7,253	2,969,110
Series 2019A
5.00%, 7/01/58 (a)	63,813	66,535,263

		205,118,352

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,285	7,433,046

South Carolina - 1.1%
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/43	1,480	1,659,746
Series 2013B
5.125%, 12/01/43	1,120	1,256,024
Series 2014A
5.00%, 12/01/49	14,225	15,974,675

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 12/01/46	$5,445	$6,195,702
Series 2015A
5.00%, 12/01/50	8,775	10,057,642

		35,143,789

South Dakota - 0.8%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	20,200	24,032,748

Tennessee - 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	15,000	15,648,300
Chattanooga Health Educational & Housing Facility Board
Series 2013
5.25%, 1/01/45	4,850	5,483,216
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37	415	467,024
5.00%, 8/01/49	150	182,351
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,659,060
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)	500	559,555
5.625%, 1/01/46 (a)	1,000	1,113,170
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	4,465	5,046,164
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/32 (a)	2,200	2,285,800
5.25%, 12/01/42 (a)	5,700	5,928,342
5.375%, 12/01/47 (a)	1,700	1,774,511
Series 2014
5.25%, 12/01/44-12/01/49 (a)	4,325	4,582,787

		45,730,280

	Principal Amount (000)	U.S. $ Value
Texas - 8.3%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	$2,175	$2,457,685
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	1,500	1,632,405
5.25%, 12/01/35	1,200	1,358,352
Central Texas Regional Mobility Authority
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	30,489,424
Series 2016
5.00%, 1/01/40	5,995	6,977,281
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,361,945
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	14,530,521
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,289,343
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	2,470	2,639,566
Series 2013
6.00%, 8/15/43	1,000	1,140,040
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)(b)	2,000	2,142,220
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,999,741
El Paso County Hospital District
Series 2017
5.00%, 8/15/33	3,940	4,610,036
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/33-10/15/44	16,315	18,848,825
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	2,080,584
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (a)	5,195	5,539,792
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37-1/01/42 (a)	9,770	10,731,100

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	$3,100	$3,364,151
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	1,000	1,121,000
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	17,288,036
North Texas Education Finance Corp.
Series 2012A
5.125%, 12/01/42	9,860	10,880,806
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,265,780
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	2,000	2,382,760
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,537,452
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (a)(d)(e)(g)	4,000	2,800,000
Series 2014
5.625%, 11/15/41 (a)(d)(e)(g)	3,250	2,275,000
Series 2015I
5.50%, 11/15/45 (a)(d)(e)(g)	1,880	1,316,000
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48-2/15/52 (a)	9,325	10,456,538
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)(g)	2,000	1,900,000
8.25%, 11/15/44 (a)(g)	10,700	10,165,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,329,971

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58	$19,195	$22,726,304
Texas Water Development Board (Texas Water Development Board SRF)
Series 2018
5.00%, 4/15/49	29,160	36,303,325
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (a)	860	926,521
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	1,985	2,271,257
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (a)	3,000	3,502,050

		265,070,811

Utah - 0.3%
Timber Lakes Water Special Service District
8.125%, 6/15/31 (a)	3,145	3,513,686
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,897,371
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	918,570
6.55%, 7/15/42	1,890	2,044,923

		8,374,550

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	3,100	3,253,760

Virginia - 2.7%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,750	2,034,497
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	470	484,551
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	7,097,835
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2017A
5.00%, 1/01/42-1/01/48	1,940	2,103,622

	Principal Amount (000)	U.S. $ Value
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	$2,915	$3,087,364
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,300	1,385,124
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	30,935	31,012,647
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (b)	4,310	4,663,616
Series 2015B
5.00%, 7/01/45 (b)	4,000	4,309,160
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2016A
5.00%, 2/01/28 (f)	9,200	10,420,104
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,846,528
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
5.00%, 12/31/49	11,275	13,074,941

		86,519,989

Washington - 2.2%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38 (a)	5,700	6,007,116
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2013A
5.25%, 1/01/40	3,355	3,744,214
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017B
5.00%, 7/01/33	2,835	3,513,104
Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,605,762
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/36-8/15/37	9,800	11,512,676
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,469,180

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	$18,350	$19,828,826
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (b)	6,625	7,393,576
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,610,833
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	4,185	4,821,287

		70,506,574

West Virginia - 0.5%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	4,870	4,949,673
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group)
5.00%, 9/01/38-9/01/39	2,900	3,577,371
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2013A
5.50%, 6/01/44	7,050	7,910,453

		16,437,497

Wisconsin - 1.5%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,169,427
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	7,295	8,800,980
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	8,770	9,427,838
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,448,438
Series 2016D
4.05%, 11/01/30	1,780	1,878,772
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/47	1,000	1,134,720

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	$7,915	$8,493,665
Wisconsin Public Finance Authority (Rose Villa, Inc./OR)
Series 2014A
5.75%, 11/15/44 (a)(b)	1,100	1,201,321
6.00%, 11/15/49 (a)(b)	1,500	1,651,980
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,952,280
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (b)	1,725	1,863,880

		49,023,301

Total Long-Term Municipal Bonds (cost $2,940,533,015)		3,162,929,054

Short-Term Municipal Notes - 0.3%
New York - 0.3%
Metropolitan Transportation Authority
Series 2019C
4.00%, 7/01/20
(cost $10,216,840)	10,000	10,224,000

Total Municipal Obligations (cost $2,950,769,855)		3,173,153,054

CORPORATES - NON-INVESTMENT GRADE - 0.4%
Financial Institutions - 0.2%
Insurance - 0.2%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (b)(l)	7,255	6,098,988

Industrial - 0.2%
Energy - 0.2%
California Resources Corp.
8.00%, 12/15/22 (b)	8,375	4,814,620

Total Corporates - Non-Investment Grade (cost $14,221,648)		10,913,608

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07% (m)(n)(o) (cost $10,595,399)	10,595,399	10,595,399

	Principal Amount (000)	U.S. $ Value
Corporates - Non-Investment Grade - 0.1%
Industrial - 0.1%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20 (a)(j)(p) (cost $3,966,448)	$3,966	$3,966,448

Total Short-Term Investments (cost $14,561,847)		14,561,847

Total Investments - 100.3% (cost $2,979,553,350) (q)		3,198,628,509
Other assets less liabilities - (0.3)%		(8,809,111)

NET ASSETS - 100.0%		$3,189,819,398

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	197,430	6/17/24	1.760%	CPI	#	Maturity	$(1,076,827)	$	– 0	–	$(1,076,827)
USD	26,800	8/09/24	1.690%	CPI	#	Maturity	(66,723)		–0	–	(66,723)

							$(1,143,550)	$	– 0	–	$(1,143,550)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	70,000	10/05/23	3 Month LIBOR	3.126%	Quarterly/ Semi-Annual	$5,613,502	$	– 0	–	$5,613,502
USD	50,000	3/07/29	3 Month LIBOR	2.756%	Quarterly/ Semi-Annual	6,561,484		–0	–	6,561,484
USD	163,290	10/09/38	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	50,605,643		–0	–	50,605,643
USD	128,610	9/21/43	2.696%	3 Month LIBOR	Semi-Annual/ Quarterly	(31,468,184)		–0	–	(31,468,184)

						$31,312,445	$	– 0	–	$31,312,445

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.65%	USD	2,483	$(237,210)	$(322,024)	$84,814
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	729	(69,583)	(92,307)	22,724
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	510	(48,680)	(64,829)	16,149
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	375	(35,825)	(37,697)	1,872
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	5,054	(482,826)	(631,452)	148,626
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	10,000	(955,334)	(976,772)	21,438
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	2,558	(244,161)	(259,836)	15,675
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	3,850	(367,804)	(381,030)	13,226
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	165	(15,763)	(20,753)	4,990
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	206	(19,680)	(20,899)	1,219
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	8,351	(797,102)	(1,218,485)	421,383
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	3,100	(295,895)	(378,760)	82,865
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	958	(91,521)	(123,725)	32,204
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	3,336	(318,699)	(320,462)	1,763

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.65%	USD	2,500	$(238,834)	$(234,098)	$(4,736)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.65	USD	15,000	(1,433,000)	(1,412,390)	(20,610)

						$(5,651,917)	$(6,495,519)	$843,602

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	110,634	9/20/20	2.263%	CPI	#	Maturity	$(1,616,554)
Barclays Bank PLC	USD	115,781	10/15/20	2.208%	CPI	#	Maturity	(1,536,281)
Barclays Bank PLC	USD	56,656	10/15/20	2.210%	CPI	#	Maturity	(754,608)
Citibank, NA	USD	84,220	10/17/20	2.220%	CPI	#	Maturity	(1,132,530)
JPMorgan Chase Bank, NA	USD	99,053	8/30/20	2.210%	CPI	#	Maturity	(1,366,298)
JPMorgan Chase Bank, NA	USD	163,740	7/15/24	2.165%	CPI	#	Maturity	(2,993,721)

								$(9,399,992)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $390,442,075 or 12.2% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/47	9/07/12	5,535,430	179,900	0.01%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 01/01/22	7/10/15	5,000,000	4,983,200	0.16%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 07/01/41	9/04/14	$5,963,320	$5,913,369	0.19%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
8.375%, 07/01/39	11/22/13	11,810,208	170	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	11/22/13	5,203,615	73	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	5/08/13	5,720,000	1,430,000	0.04%

(d)	Defaulted.
(e)	Non-income producing security.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	Illiquid security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	When-Issued or delayed delivery security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.54% of net assets as of August 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51	12/18/15	$2,885,000	$2,581,238	0.08%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22	12/07/17	10,677,698	10,826,375	0.34%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 6/30/20	7/13/17	3,966,448	3,966,448	0.12%

(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2019.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Fair valued by the Adviser.
(q)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $322,010,525 and gross unrealized depreciation of investments was $(81,322,861), resulting in net unrealized appreciation of $240,687,664.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$25,914,705		$24,422,751	$50,337,456
Arizona		– 0	–	17,680,783		7,704,322	25,385,105
California		– 0	–	176,571,206		103,210,127	279,781,333
Colorado		– 0	–	17,312,290		19,835,546	37,147,836
Florida		– 0	–	114,295,870		33,178,933	147,474,803
Illinois		– 0	–	364,782,485		61,171,046	425,953,531
Indiana		– 0	–	46,232,640		17,803,653	64,036,293
Kentucky		– 0	–	44,002,319		22,041,461	66,043,780
Louisiana		– 0	–	33,404,664		13,619,743	47,024,407
Maryland		– 0	–	9,317,960		4,780,490	14,098,450
Massachusetts		– 0	–	89,275,857		18,653,492	107,929,349
Michigan		– 0	–	73,266,697		29,219,933	102,486,630
Minnesota		– 0	–	– 0	–	4,260,909	4,260,909
Missouri		– 0	–	18,127,480		9,865,699	27,993,179
Nevada		– 0	–	3,444,660		3,054,106	6,498,766
New Hampshire		– 0	–	21,743,649		1,532,788	23,276,437
New York		– 0	–	145,486,121		36,505,732	181,991,853
North Carolina		– 0	–	1,172,780		4,174,015	5,346,795
North Dakota		– 0	–	5,736,600		3,583,643	9,320,243
Ohio		– 0	–	87,848,703		57,899,328	145,748,031
Oklahoma		– 0	–	14,276,620		4,268,390	18,545,010
Oregon		– 0	–	11,572,600		9,230,197	20,802,797
Pennsylvania		– 0	–	63,251,337		49,464,562	112,715,899
Puerto Rico		– 0	–	110,095,958		95,022,394	205,118,352

	Level 1		Level 2		Level 3		Total
Tennessee	– 0	–	8,791,651		36,938,629		45,730,280
Texas	– 0	–	206,139,679		58,931,132		265,070,811
Utah	– 0	–	4,860,864		3,513,686		8,374,550
Vermont	– 0	–	– 0	–	3,253,760		3,253,760
Virginia	– 0	–	81,562,950		4,957,039		86,519,989
Washington	– 0	–	39,849,345		30,657,229		70,506,574
Wisconsin	– 0	–	19,447,517		29,575,784		49,023,301
Other	– 0	–	505,132,545		– 0	–	505,132,545
Short-Term Municipal Notes	– 0	–	10,224,000		– 0	–	10,224,000
Corporates - Non-Investment Grade	– 0	–	10,913,608		– 0	–	10,913,608
Short-Term Investments:
Investment Companies	10,595,399		– 0	–	– 0	–	10,595,399
Corporates - Non-Investment Grade	– 0	–	– 0	–	3,966,448		3,966,448
Liabilities:
Floating Rate Notes (a)	(67,725,000)		– 0	–	– 0	–	(67,725,000)

Total Investments in Securities	(57,129,601)		2,381,736,143		806,296,967		3,130,903,509
Other Financial Instruments (b):
Assets:
Centrally Cleared Interest Rate Swaps	– 0	–	62,780,629		– 0	–	62,780,629
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(1,143,550)		– 0	–	(1,143,550)
Centrally Cleared Interest Rate Swaps	– 0	–	(31,468,184)		– 0	–	(31,468,184)
Credit Default Swaps	– 0	–	(5,651,917)		– 0	–	(5,651,917)
Inflation (CPI) Swaps	– 0	–	(9,399,992)		– 0	–	(9,399,992)

Total	$(57,129,601)		$2,396,853,129		$806,296,967		$3,146,020,495

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates - Investment Grade		Total
Balance as of 5/31/19	$763,800,276		$16,890,000		$780,690,276
Accrued discounts/(premiums)	100,683		– 0	–	100,683
Realized gain (loss)	328,852		– 0	–	328,852
Change in unrealized appreciation/depreciation	11,980,403		1		11,980,404
Purchases	37,378,841		– 0	–	37,378,841
Sales	(9,106,856)		(12,923,553)		(22,030,409)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(2,151,680)		– 0	–	(2,151,680	)(a)

Balance as of 8/31/19	$802,330,519		$3,966,448		$806,296,967

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$12,538,592		$1		$12,538,593

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at August 31, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 8/31/19	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$3,966,448	Capital Recovery	Recovery Rate	100%/N/A

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,767	$158,125	$150,297	$10,595	$183